Intangible Assets - Estimated Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 169
2016	139
2017	118
2018	97
2019	$ 75